Cover	Aug. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2022
Entity File Number	333-252252-01
Entity Registrant Name	WEPCo Environmental Trust Finance I, LLC
Entity Central Index Key	0001840327
Entity Tax Identification Number	86-1294212
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	231 West Michigan Street
Entity Address, Address Line Two	P.O. Box 1331
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53201
City Area Code	414
Local Phone Number	221-2345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false